Summary of significant accounting policies (Details)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Z Y Holdings [Member]
Effective ownership percentage	100.00%	100.00%
China Bio [Member]
Effective ownership percentage	100.00%	100.00%
Z Y H K [Member]
Effective ownership percentage	100.00%	100.00%
Z Y Shenzhen [Member]
Effective ownership percentage	100.00%	100.00%
BF Beijing [Member]
Effective ownership percentage	100.00%	100.00%
B F Internet [Member]
Effective ownership percentage	51.00%	0.00%
Z Y Holdings [Member]
Place of incorporation	Cayman Islands	Cayman Islands
Date of incorporation	Jul. 05, 2016	Jul. 05, 2016
Business engaged	Investment holding	Investment holding
Effective ownership percentage		100.00%	100.00%
China Bio [Member]
Place of incorporation	Republic of Seychelles	Republic of Seychelles
Date of incorporation	Jun. 27, 2016	Jun. 27, 2016
Business engaged	Investment holding	Investment holding
Effective ownership percentage		100.00%	100.00%
Z Y H K [Member]
Place of incorporation	Hong Kong	Hong Kong
Date of incorporation	Jun. 13, 2016	Jun. 13, 2016
Business engaged	Investment holding	Investment holding
Effective ownership percentage		100.00%	100.00%
Z Y Shenzhen [Member]
Place of incorporation	PRC	PRC
Date of incorporation	Jun. 10, 2014	Jun. 10, 2014
Business engaged	Investment holding	Investment holding
Effective ownership percentage		100.00%	100.00%
BF Beijing [Member]
Place of incorporation	PRC	PRC
Date of incorporation	Aug. 30, 2012	Aug. 30, 2012
Business engaged	Nervonic acid research, development of nervonic acid based herbal and chemical drugs and the sales of health supplements continuing nervonic acid	Nervonic acid research, development of nervonic acid based herbal and chemical drugs and the sales of health supplements continuing nervonic acid
Effective ownership percentage		100.00%	100.00%
B F Internet [Member]
Place of incorporation	PRC
Date of incorporation	May 23, 2022
Business engaged	Sale and marketing of BF Beijing’s nervonic acid-based health supplements over the “TikTok” platform
Dandong BF [Member]
Place of incorporation		PRC
Date of incorporation		Mar. 11, 2019
Business engaged		Research, development and growing of Acer truncatum seedlings
Effective ownership percentage		100.00%	100.00%